JPMorgan Hedged Equity 2 Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.0%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	292	29,267
Northrop Grumman Corp.	19	9,934
Textron, Inc.	182	16,169
TransDigm Group, Inc.	18	25,648
		81,018
Air Freight & Logistics — 0.9%
FedEx Corp.	61	16,525
United Parcel Service, Inc., Class B	216	29,478
		46,003
Automobile Components — 0.1%
Aptiv plc *	95	6,863
Automobiles — 1.3%
Tesla, Inc. *	256	67,084
Banks — 3.6%
Bank of America Corp.	1,512	60,009
Citigroup, Inc.	229	14,331
Fifth Third Bancorp	540	23,141
Truist Financial Corp.	645	27,588
US Bancorp	396	18,119
Wells Fargo & Co.	755	42,642
		185,830
Beverages — 1.9%
Coca-Cola Co. (The)	581	41,737
Monster Beverage Corp. *	329	17,162
PepsiCo, Inc.	232	39,413
		98,312
Biotechnology — 2.8%
AbbVie, Inc.	350	69,031
Biogen, Inc. *	39	7,481
BioMarin Pharmaceutical, Inc. *	25	1,753
Neurocrine Biosciences, Inc. *	33	3,787
Regeneron Pharmaceuticals, Inc. *	28	30,019
Sarepta Therapeutics, Inc. *	16	1,995
Vertex Pharmaceuticals, Inc. *	66	30,730
		144,796
Broadline Retail — 4.0%
Amazon.com, Inc. * (a)	1,136	211,607
Building Products — 1.7%
Carrier Global Corp.	327	26,313
Masco Corp.	156	13,045
Trane Technologies plc	125	48,699
		88,057

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 2.0%
Ameriprise Financial, Inc.	23	10,591
Charles Schwab Corp. (The)	282	18,251
CME Group, Inc.	140	30,891
Goldman Sachs Group, Inc. (The)	60	29,716
KKR & Co., Inc.	71	9,277
Morgan Stanley	71	7,449
		106,175
Chemicals — 1.8%
Dow, Inc.	415	22,666
Eastman Chemical Co.	14	1,534
Linde plc	97	46,288
LyondellBasell Industries NV, Class A	129	12,401
PPG Industries, Inc.	87	11,515
		94,404
Communications Equipment — 0.2%
Motorola Solutions, Inc.	18	8,142
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	12	6,457
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	37	32,465
Target Corp.	50	7,811
		40,276
Distributors — 0.0% ^
LKQ Corp.	49	1,941
Electric Utilities — 2.2%
NextEra Energy, Inc.	480	40,594
NRG Energy, Inc.	25	2,261
PG&E Corp.	1,299	25,680
Southern Co. (The)	518	46,711
		115,246
Electrical Equipment — 0.4%
AMETEK, Inc.	19	3,184
Eaton Corp. plc	56	18,658
		21,842
Energy Equipment & Services — 0.2%
Baker Hughes Co.	220	7,957
Entertainment — 0.2%
Netflix, Inc. *	6	4,648
Warner Music Group Corp., Class A	186	5,809
		10,457
Financial Services — 5.4%
Berkshire Hathaway, Inc., Class B * (a)	166	76,585
Block, Inc. *	59	3,990

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Corpay, Inc. *	65	20,231
Fidelity National Information Services, Inc.	317	26,523
Mastercard, Inc., Class A (a)	177	87,307
Visa, Inc., Class A	241	66,141
		280,777
Food Products — 0.8%
Mondelez International, Inc., Class A	585	43,064
Ground Transportation — 1.2%
CSX Corp.	620	21,419
Uber Technologies, Inc. *	443	33,307
Union Pacific Corp.	39	9,567
		64,293
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	69	7,826
Baxter International, Inc.	95	3,614
Boston Scientific Corp. *	327	27,424
Dexcom, Inc. *	20	1,377
Medtronic plc	283	25,495
Stryker Corp.	107	38,510
		104,246
Health Care Providers & Services — 2.5%
Elevance Health, Inc.	42	21,845
HCA Healthcare, Inc.	18	7,040
Humana, Inc.	31	9,870
McKesson Corp.	14	6,967
UnitedHealth Group, Inc. (a)	145	84,960
		130,682
Health Care REITs — 0.7%
Ventas, Inc.	329	21,120
Welltower, Inc.	107	13,648
		34,768
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc.	8	34,224
Chipotle Mexican Grill, Inc. *	450	25,915
DoorDash, Inc., Class A *	26	3,683
Expedia Group, Inc. *	92	13,541
Hilton Worldwide Holdings, Inc.	73	16,918
McDonald's Corp.	87	26,586
Royal Caribbean Cruises Ltd.	114	20,151
Yum! Brands, Inc.	192	26,865
		167,883

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — 0.2%
Lennar Corp., Class A	43	8,138
Toll Brothers, Inc.	22	3,413
		11,551
Household Products — 0.5%
Church & Dwight Co., Inc.	104	10,913
Procter & Gamble Co. (The)	96	16,671
		27,584
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	37	4,355
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	240	49,706
Industrial REITs — 0.6%
Prologis, Inc.	232	29,256
Insurance — 2.1%
Aon plc, Class A	55	19,204
MetLife, Inc.	193	15,910
Principal Financial Group, Inc.	124	10,664
Progressive Corp. (The)	156	39,480
Travelers Cos., Inc. (The)	104	24,322
		109,580
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A	635	105,404
Alphabet, Inc., Class C (a)	480	80,235
Meta Platforms, Inc., Class A (a)	269	153,817
		339,456
IT Services — 1.1%
Accenture plc, Class A (Ireland)	77	27,303
Cognizant Technology Solutions Corp., Class A	312	24,076
TE Connectivity plc (Ireland)	33	5,021
		56,400
Life Sciences Tools & Services — 1.6%
Danaher Corp.	110	30,598
Thermo Fisher Scientific, Inc.	83	51,426
		82,024
Machinery — 1.6%
Deere & Co.	93	38,737
Ingersoll Rand, Inc.	92	8,982
Otis Worldwide Corp.	267	27,785
PACCAR, Inc.	74	7,335
		82,839
Media — 1.0%
Charter Communications, Inc., Class A *	33	10,811

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — continued
Comcast Corp., Class A	923	38,534
Sirius XM Holdings, Inc.	136	3,208
		52,553
Metals & Mining — 0.1%
Nucor Corp.	39	5,879
Multi-Utilities — 0.2%
CMS Energy Corp.	176	12,469
Oil, Gas & Consumable Fuels — 3.2%
Chevron Corp.	55	8,107
ConocoPhillips	346	36,496
Diamondback Energy, Inc.	102	17,536
EOG Resources, Inc.	217	26,681
EQT Corp.	70	2,554
Exxon Mobil Corp.	635	74,400
		165,774
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	197	9,985
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	43	4,263
Kenvue, Inc.	537	12,431
		16,694
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	600	31,039
Eli Lilly & Co.	77	68,154
Johnson & Johnson	186	30,201
Merck & Co., Inc.	170	19,326
		148,720
Professional Services — 0.4%
Leidos Holdings, Inc.	123	19,998
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	161	11,498
Semiconductors & Semiconductor Equipment — 11.8%
Advanced Micro Devices, Inc. *	182	29,797
Analog Devices, Inc.	180	41,510
Broadcom, Inc.	319	55,050
Lam Research Corp.	26	21,578
Marvell Technology, Inc.	37	2,629
Micron Technology, Inc.	306	31,744
NVIDIA Corp. (a)	2,874	348,986
NXP Semiconductors NV (China)	171	40,971
Texas Instruments, Inc.	229	47,391
		619,656

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 10.3%
Adobe, Inc. *	16	8,467
Cadence Design Systems, Inc. *	29	7,987
Fair Isaac Corp. *	3	5,216
Intuit, Inc.	54	33,734
Microsoft Corp. (a)	895	384,919
Salesforce, Inc.	166	45,513
ServiceNow, Inc. *	57	50,728
		536,564
Specialized REITs — 0.8%
Digital Realty Trust, Inc.	119	19,198
Equinix, Inc.	3	2,628
SBA Communications Corp.	75	18,057
		39,883
Specialty Retail — 2.8%
AutoZone, Inc. *	12	38,342
Best Buy Co., Inc.	116	11,996
Burlington Stores, Inc. *	48	12,672
Lowe's Cos., Inc.	209	56,609
O'Reilly Automotive, Inc. *	6	6,322
Ross Stores, Inc.	133	19,986
		145,927
Technology Hardware, Storage & Peripherals — 8.2%
Apple, Inc. (a)	1,630	379,844
Hewlett Packard Enterprise Co.	503	10,292
Seagate Technology Holdings plc	241	26,362
Western Digital Corp. *	155	10,576
		427,074
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc. *	23	6,348
Tobacco — 0.4%
Altria Group, Inc.	147	7,493
Philip Morris International, Inc.	132	16,104
		23,597
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	12	9,421
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	89	18,374
Total Common Stocks (Cost $3,578,573)		5,231,345

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.2%
Put Options Purchased — 0.2%
S&P 500 Index
10/31/2024 at USD 5,230.00, European Style
Notional Amount: USD 5,282,465
Counterparty: Exchange-Traded * (Cost $54,578)	9,167	9,213
	SHARES (000)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (b) (c) (Cost $42,584)	42,584	42,584
Total Investments — 101.0% (Cost $3,675,735)		5,283,142
Liabilities in Excess of Other Assets — (1.0)%		(51,881)
NET ASSETS — 100.0%		5,231,261

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	166	12/20/2024	USD	48,269	1,018

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	9,167	USD 5,282,465	USD 5,835.00	10/31/2024	(48,310)
Written Put Options Contracts as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	9,167	USD 5,282,465	USD 4,410.00	10/31/2024	(2,338)
Total Written Options Contracts (Premiums Received $52,007)						(50,648)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,283,142	$—	$—	$5,283,142
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,018	$—	$—	$1,018
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(48,310)	—	—	(48,310)

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(2,338)	$—	$—	$(2,338)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(49,630)	$—	$—	$(49,630)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b)	$97,567	$376,802	$431,785	$—	$—	$42,584	42,584	$1,010	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.